Supplemental Guarantor Information	6 Months Ended
Jun. 30, 2018
Supplemental Guarantor Information [Abstract]
Supplemental Guarantor Information
SUPPLEMENTAL GUARANTOR INFORMATION

Our 2025 CQP Senior Notes are jointly and severally guaranteed by each of our subsidiaries other than SPL and, subject to certain conditions governing the release of its guarantee, Sabine Pass LP (the “CQP Guarantors”). These guarantees are full and unconditional, subject to certain customary release provisions including (1) the sale, exchange, disposition or transfer (by merger, consolidation or otherwise) of the capital stock or all or substantially all of the assets of the Guarantors, (2) upon the liquidation or dissolution of a Guarantor, (3) following the release of a Guarantor from its guarantee obligations and (4) upon the legal defeasance or satisfaction and discharge of obligations under the CQP Indenture. See Note 11—Debt of our Notes to Consolidated Financial Statements in our annual report on Form 10-K for the year ended December 31, 2017 for additional information regarding the 2025 CQP Senior Notes.

The following is condensed consolidating financial information for CQP (“Parent Issuer”), the CQP Guarantors on a combined basis and SPL (“Non-Guarantor”). We have accounted for investments in subsidiaries using the equity method.

Condensed Consolidating Balance Sheet
June 30, 2018
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$—	$—	$—	$—	$—
Restricted cash	663	12	846	—	1,521
Accounts and other receivables	1	4	236	—	241
Accounts receivable—affiliate	—	36	20	(37)	19
Advances to affiliate	—	90	129	(80)	139
Inventory	—	11	76	—	87
Other current assets	14	8	32	—	54
Other current assets—affiliate	—	1	21	(21)	1
Total current assets	678	162	1,360	(138)	2,062

Property, plant and equipment, net	79	2,145	13,007	(24)	15,207
Debt issuance costs, net	3	—	15	—	18
Non-current derivative assets	15	—	16	—	31
Investments in subsidiaries	2,531	397	—	(2,928)	—
Other non-current assets, net	—	35	189	—	224
Total assets	$3,306	$2,739	$14,587	$(3,090)	$17,542

LIABILITIES AND PARTNERS’ EQUITY
Current liabilities
Accounts payable	$—	$4	$10	$—	$14
Accrued liabilities	20	15	537	—	572
Due to affiliates	—	111	43	(115)	39
Deferred revenue	—	25	73	—	98
Deferred revenue—affiliate	—	21	—	(21)	—
Derivative liabilities	—	—	7	—	7
Other current liabilities—affiliate	—	1	—	(1)	—
Total current liabilities	20	177	670	(137)	730

Long-term debt, net	2,558	—	13,488	—	16,046
Non-current derivative liabilities	—	—	7	—	7
Other non-current liabilities	—	8	—	—	8
Other non-current liabilities—affiliate	—	23	—	—	23

Partners’ equity	728	2,531	422	(2,953)	728
Total liabilities and partners’ equity	$3,306	$2,739	$14,587	$(3,090)	$17,542

Condensed Consolidating Balance Sheet
December 31, 2017
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$—	$—	$—	$—	$—
Restricted cash	1,033	12	544	—	1,589
Accounts and other receivables	—	2	189	—	191
Accounts receivable—affiliate	—	36	163	(36)	163
Advances to affiliate	—	20	26	(10)	36
Inventory	—	10	85	—	95
Other current assets	8	3	54	—	65
Other current assets—affiliate	—	—	21	(21)	—
Total current assets	1,041	83	1,082	(67)	2,139

Property, plant and equipment, net	80	2,164	12,920	(25)	15,139
Debt issuance costs, net	20	—	18	—	38
Non-current derivative assets	14	—	17	—	31
Investments in subsidiaries	2,076	(63)	—	(2,013)	—
Other non-current assets, net	—	37	169	—	206
Total assets	$3,231	$2,221	$14,206	$(2,105)	$17,553

LIABILITIES AND PARTNERS’ EQUITY
Current liabilities
Accounts payable	$—	$4	$8	$—	$12
Accrued liabilities	23	8	606	—	637
Due to affiliates	—	47	66	(45)	68
Deferred revenue	—	27	84	—	111
Deferred revenue—affiliate	—	22	—	(21)	1
Other current liabilities—affiliate	—	1	—	(1)	—
Total current liabilities	23	109	764	(67)	829

Long-term debt, net	2,569	—	13,477	—	16,046
Non-current deferred revenue	—	1	—	—	1
Non-current derivative liabilities	—	—	3	—	3
Other non-current liabilities	—	10	—	—	10
Other non-current liabilities—affiliate	—	25	—	—	25

Partners’ equity (deficit)	639	2,076	(38)	(2,038)	639
Total liabilities and partners’ equity (deficit)	$3,231	$2,221	$14,206	$(2,105)	$17,553

Condensed Consolidating Statement of Operations
Three Months Ended June 30, 2018
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated

Revenues
LNG revenues	$—	$—	$1,155	$—	$1,155
LNG revenues—affiliate	—	—	178	—	178
Regasification revenues	—	65	—	—	65
Regasification revenues—affiliate	—	66	—	(66)	—
Other revenues	—	9	—	—	9
Other revenues—affiliate	—	80	—	(80)	—
Total revenues	—	220	1,333	(146)	1,407

Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	—	2	695	1	698
Cost of sales—affiliate	—	—	7	(7)	—
Operating and maintenance expense	—	14	84	—	98
Operating and maintenance expense—affiliate	—	42	107	(119)	30
Development expense	—	—	1	—	1
General and administrative expense	1	—	1	—	2
General and administrative expense—affiliate	3	7	12	(5)	17
Depreciation and amortization expense	—	19	87	—	106
Total operating costs and expenses	4	84	994	(130)	952

Income (loss) from operations	(4)	136	339	(16)	455

Other income (expense)
Interest expense, net of capitalized interest	(34)	(2)	(148)	—	(184)
Derivative gain, net	3	—	—	—	3
Equity earnings of subsidiaries	313	193	—	(506)	—
Other income	3	2	2	—	7
Total other income (expense)	285	193	(146)	(506)	(174)

Net income	$281	$329	$193	$(522)	$281

Condensed Consolidating Statement of Operations
Three Months Ended June 30, 2017
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated

Revenues
LNG revenues	$—	$—	$503	$—	$503
LNG revenues—affiliate	—	—	422	—	422
Regasification revenues	—	65	—	—	65
Regasification revenues—affiliate	—	47	—	(47)	—
Other revenues	—	2	—	—	2
Other revenues—affiliate	—	60	—	(60)	—
Total revenues	—	174	925	(107)	992

Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	—	2	578	(3)	577
Cost of sales—affiliate	—	—	6	(6)	—
Operating and maintenance expense	2	12	68	—	82
Operating and maintenance expense—affiliate	—	29	83	(91)	21
Development expense	—	—	1	—	1
General and administrative expense	1	1	—	—	2
General and administrative expense—affiliate	3	10	17	(7)	23
Depreciation and amortization expense	—	19	67	—	86
Total operating costs and expenses	6	73	820	(107)	792

Income (loss) from operations	(6)	101	105	—	200

Other income (expense)
Interest expense, net of capitalized interest	(27)	—	(127)	—	(154)
Derivative loss, net	(3)	—	—	—	(3)
Equity earnings (losses) of subsidiaries	81	(20)	—	(61)	—
Other income	1	—	2	—	3
Total other income (expense)	52	(20)	(125)	(61)	(154)

Net income (loss)	$46	$81	$(20)	$(61)	$46

Condensed Consolidating Statement of Operations
Six Months Ended June 30, 2018
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated

Revenues
LNG revenues	$—	$—	$2,170	$—	$2,170
LNG revenues—affiliate	—	—	681	—	681
Regasification revenues	—	130	—	—	130
Regasification revenues—affiliate	—	130	—	(130)	—
Other revenues	—	19	—	—	19
Other revenues—affiliate	—	135	—	(135)	—
Total revenues	—	414	2,851	(265)	3,000

Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	—	2	1,533	—	1,535
Cost of sales—affiliate	—	—	15	(15)	—
Operating and maintenance expense	—	31	162	—	193
Operating and maintenance expense—affiliate	—	74	210	(228)	56
Development expense	—	—	1	—	1
General and administrative expense	2	1	3	—	6
General and administrative expense—affiliate	6	11	24	(6)	35
Depreciation and amortization expense	1	37	173	—	211
Total operating costs and expenses	9	156	2,121	(249)	2,037

Income (loss) from operations	(9)	258	730	(16)	963

Other income (expense)
Interest expense, net of capitalized interest	(68)	(2)	(299)	—	(369)
Derivative gain, net	11	—	—	—	11
Equity earnings of subsidiaries	676	435	—	(1,111)	—
Other income	6	1	4	—	11
Total other income (expense)	625	434	(295)	(1,111)	(347)

Net income	$616	$692	$435	$(1,127)	$616

Condensed Consolidating Statement of Operations
Six Months Ended June 30, 2017
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated

Revenues
LNG revenues	$—	$—	$995	$—	$995
LNG revenues—affiliate	—	—	753	—	753
Regasification revenues	—	130	—	—	130
Regasification revenues—affiliate	—	80	—	(80)	—
Other revenues	—	4	—	—	4
Other revenues—affiliate	—	111	—	(110)	1
Total revenues	—	325	1,748	(190)	1,883

Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	—	2	1,088	—	1,090
Cost of sales—affiliate	—	—	10	(10)	—
Operating and maintenance expense	3	22	107	—	132
Operating and maintenance expense—affiliate	—	63	142	(166)	39
Development expense	—	—	1	—	1
General and administrative expense	2	1	2	—	5
General and administrative expense—affiliate	6	13	34	(8)	45
Depreciation and amortization expense	—	38	114	—	152
Total operating costs and expenses	11	139	1,498	(184)	1,464

Income (loss) from operations	(11)	186	250	(6)	419

Other income (expense)
Interest expense, net of capitalized interest	(52)	—	(232)	—	(284)
Loss on modification or extinguishment of debt	—	—	(42)	—	(42)
Derivative loss, net	(1)	—	(2)	—	(3)
Equity earnings (losses) of subsidiaries	156	(24)	—	(132)	—
Other income	1	—	2	—	3
Total other income (expense)	104	(24)	(274)	(132)	(326)

Net income (loss)	$93	$162	$(24)	$(138)	$93

Condensed Consolidating Statement of Cash Flows
Six Months Ended June 30, 2018
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$(7)	$266	$604	$(58)	$805

Cash flows from investing activities
Property, plant and equipment, net	—	(18)	(327)	—	(345)
Investments in subsidiaries	(112)	(25)	—	137	—
Distributions received from affiliates, net	277	—	—	(277)	—
Net cash provided by (used in) investing activities	165	(43)	(327)	(140)	(345)

Cash flows from financing activities
Debt issuance and deferred financing costs	(1)	—	—	—	(1)
Distributions to parent	—	(335)	—	335	—
Contributions from parent	—	112	25	(137)	—
Distributions to owners	(527)	—	—	—	(527)
Net cash provided by (used in) financing activities	(528)	(223)	25	198	(528)

Net increase (decrease) in cash, cash equivalents and restricted cash	(370)	—	302	—	(68)
Cash, cash equivalents and restricted cash—beginning of period	1,033	12	544	—	1,589
Cash, cash equivalents and restricted cash—end of period	$663	$12	$846	$—	$1,521

Balances per Condensed Consolidating Balance Sheet:

	June 30, 2018
	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
Cash and cash equivalents	$—	$—	$—	$—	$—
Restricted cash	663	12	846	—	1,521
Total cash, cash equivalents and restricted cash	$663	$12	$846	$—	$1,521

Condensed Consolidating Statement of Cash Flows
Six Months Ended June 30, 2017
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$(55)	$163	$221	$(5)	$324

Cash flows from investing activities
Property, plant and equipment, net	—	(12)	(891)	5	(898)
Investments in subsidiaries	(170)	(7)	—	177	—
Distributions received from affiliates, net	319	—	—	(319)	—
Net cash provided by (used in) investing activities	149	(19)	(891)	(137)	(898)

Cash flows from financing activities
Proceeds from issuances of debt	—	—	2,314	—	2,314
Repayments of debt	—	—	(703)	—	(703)
Debt issuance and deferred financing costs	—	—	(29)	—	(29)
Distributions to parent	—	(319)	—	319	—
Contributions from parent	—	170	7	(177)	—
Distributions to owners	(50)	—	—	—	(50)
Net cash provided by (used in) financing activities	(50)	(149)	1,589	142	1,532

Net increase (decrease) in cash, cash equivalents and restricted cash	44	(5)	919	—	958
Cash, cash equivalents and restricted cash—beginning of period	234	13	358	—	605
Cash, cash equivalents and restricted cash—end of period	$278	$8	$1,277	$—	$1,563